Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from/(used in) operating activities
Receipts from customers	$ 121,190	$ 9,864	$ 204,768
Payments to suppliers and employees	(7,747,186)	(6,758,484)	(6,575,163)
R&D tax incentive and other grants received	1,330,067	1,036,522	297,213
Net cash flows (used in) operating activities	(6,295,929)	(5,712,098)	(6,073,182)
Cash flows from/(used in) investing activities
Proceeds from the sale of plant and equipment		37,000
Proceeds from sale of financial assets at fair value through other comprehensive income		43,380
Purchases of plant and equipment	(748,706)	(38,100)	(50,309)
Interest received		22,507	25,849
Payments for investments in related parties			(500,000)
Net cash flows from/(used in) investing activities	(748,706)	64,787	(524,460)
Cash flows from/(used in) financing activities
Proceeds from the issue of shares	15,897,629	21,793,678	3,557,509
Equity transaction costs	(1,956,691)	(3,215,174)	(431,347)
Proceeds from borrowings		52,252
Principal elements of lease payments	(236,893)	(183,907)
Interest paid	(14,049)	(86,503)
Net cash flows from financing activities	13,689,996	18,360,346	3,126,162
Net (decrease)/ increase in cash and cash equivalents	6,645,361	12,713,035	(3,471,480)
Cash and cash equivalents at beginning of year	14,214,160	2,131,741	5,487,035
Net foreign exchange difference	42,761	(630,616)	116,186
Cash and cash equivalents at end of year	$ 20,902,282	$ 14,214,160	$ 2,131,741